Fees Summary	Mar. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 562,000
Previously Paid Amount	0.00
Total Fee Amount	86.04
Total Offset Amount	0.00
Net Fee	86.04
Narrative - Max Aggregate Offering Price	$ 562,000
Final Prospectus	true